Principal Accounting Policies - Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2020
Electronic equipment
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Furniture, computers and office equipment
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Network equipment
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years